5. Receivables sold with recourse (Details Narrative) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Receivables Sold With Recourse
Full recourse receivables	$ 1,686,417	$ 0
Factored receivables obligation		$ 0